Average Annual Total Returns - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund	Mar. 30, 2024
Fidelity Equity-Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.60%
Past 5 years	12.27%
Past 10 years	8.59%
Fidelity Equity-Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.45%
Past 5 years	10.66%
Past 10 years	6.80%
Fidelity Equity-Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.01%
Past 5 years	9.54%
Past 10 years	6.48%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%